Disposal of wholly owned subsidiary (Details Textual) - 12 months ended Jun. 30, 2015	USD ($)	CNY (¥)
Disposal Of Wholly Owned Subsidiary [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations	$ 10,518,189
Zhenjiang Xinshun [Member]
Disposal Of Wholly Owned Subsidiary [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations	$ 10,518,189	¥ 64.555